CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Net income	R$ 2,837,422	R$ 1,670,755	R$ 2,957,174
Item that will not be reclassified to profit or loss in subsequent periods:
Pension plans and other post-employment benefits	806	668	853
Deferred taxes	(275)	(227)	(290)
Total comprehensive income for the year, net of tax	R$ 2,837,953	R$ 1,671,196	R$ 2,957,737